Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Text Block [Abstract]
Warrants
8.	Warrants

In connection with the Hercules Term Loan (see Note 5, Debt), the Company issued a warrant to purchase 128,231 shares of Series C convertible preferred stock. The convertible preferred stock warrant was recorded as a liability and is adjusted to fair value at each balance sheet date, with the change in fair value being recorded as a component of other income (expense), net in the condensed consolidated statements of operations. Upon issuance, the fair value of the warrant was estimated to be $158 thousand. During the six months ended June 30, 2015, the Company recorded a gain of $51 thousand related to the change in fair value of preferred stock warrant liability.

The Company used Black-Scholes option-pricing model to estimate the fair value of the convertible preferred stock with the following assumptions:

June 30, 2015
Series C Warrant:
Expected term (in years)	5.04
Expected volatility	30.0%
Risk-free interest rate	1.6%
Expected dividend yield	0%

Upon the closing of the Merger on July 23, 2015, all shares of Series C convertible preferred stock were converted into common stock, and the warrant to purchase Series C convertible preferred stock was converted into the warrant to purchase 128,231 shares of the Company’s common stock. As a result, the fair value of the preferred stock warrant liability of $93 thousand was reclassified into additional paid-in capital. At June 30, 2016 and December 31, 2015, the warrant had not been exercised and was still outstanding.

In connection with the Merger and the Private Placement, in July and August 2015, the Company issued warrants to purchase 198,760 shares of common stock at an exercise price of $5.00 per share to private placement agents as payment for services provided. These placement warrants are exercisable at any time at the option of the holder until the five year anniversary of its date of issuance.

The Company estimated the aggregate fair value of the placement warrants on the issuance date to be $316 thousand which was recorded in additional paid-in-capital as an offering cost against the total proceeds from the Private Placement. The placement warrants were accounted for as equity awards. At June 30, 2016 and December 31, 2015, the placement warrants had not been exercised and were still outstanding.

The fair value of the placement warrants were estimated at their grant dates using the Black-Scholes pricing model and the following weighted-average assumptions:

Upon Issuance
Preferred Stock Warrant:
Expected term (in years)	5.0
Expected volatility	31.8%
Risk-free interest rate	1.6%
Expected dividend yield	0%

13.	Warrants

In connection with a 2013 debt financing (see Note 6), the Company issued a warrant to purchase 128,231 shares of Series C convertible preferred stock. The convertible preferred stock warrant was recorded as a liability and is adjusted to fair value at each balance sheet date, with the change in fair value being recorded as a component of other income (expense), net in the consolidated statements of operations. Upon issuance, the fair value of the warrant was estimated to be $158 thousand. For the years ended December 31, 2015, 2014 and 2013, the Company recognized gain of $45 thousand, $20 thousand and nil related to the change in fair value of the warrants in the accompanying consolidated statements of operations.

Upon the closing of the Merger on July 23, 2015, all shares of Series C convertible preferred stock were converted into common stock, and the warrant to purchase Series C convertible preferred stock was converted into the warrant to purchase 128,231 shares of the Company’s common stock. As a result, the fair value of the preferred stock warrant liability of $93 thousand was reclassified into additional paid-in capital. At December 31, 2015 and 2014, the warrant had not been exercised and was still outstanding.

The Company used the Black-Scholes option-pricing model to estimate the fair value of the convertible preferred stock warrant with the following assumptions:

	Upon the Closing of the Merger on July 23, 2015	December 31, 2014
Common Stock Warrants:
Expected term (in years)	5.0	5.3
Expected volatility (%)	31.8%	30.0%
Risk-free interest rate (%)	1.7%	1.7%
Expected dividend yield (%)	0%	0%

In connection with the Merger and the Private Placement, in July and August 2015, the Company issued 198,760 shares of warrants to purchase common stock at an exercise price of $5.00 per share to private placement agents as payment for services provided. These placement warrants are exercisable at any time at the option of the holder until the five year anniversary of its date of issuance.

The Company estimated the aggregate fair value of the placement warrants on issuance date to be $316 thousand which was recorded in additional paid-in capital as an offering cost against the total proceeds from the Private Placement. The placement warrants were accounted for as equity awards.

The fair value of the placement warrants was valued at their grant dates using the Black-Scholes pricing model and the following weighted average assumptions:

Upon Issuance
Common Stock Warrants:
Expected term (in years)	5.0
Expected volatility (%)	31.8%
Risk-free interest rate (%)	1.6%
Expected dividend yield (%)	0%